Impairment of Non-financial Assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail)	12 Months Ended
Dec. 31, 2023 Aircraft
Statement [Line Items]
Factor	4.8413
Useful Life [Member] | E2 Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Sensitivity	5.00%
Useful Life [Member] | E1 Cargo [Member] | Service [member]
Statement [Line Items]
Sensitivity	5.00%
Discount rate [Member] | E2 Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Factor	9.90%
Sensitivity	100.00%
Discount rate [Member] | E1 Cargo [Member] | Service [member]
Statement [Line Items]
Factor	9.90%
Sensitivity	100.00%
Foreign exchange rate [Member] | E2 Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Factor	4.8413
Sensitivity	10.00%
Foreign exchange rate [Member] | E1 Cargo [Member] | Service [member]
Statement [Line Items]
Factor	4.8413
Sensitivity	10.00%
Platform [Member] | E2 Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Impact in impairment test	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 329 to US$ 210
Platform [Member] | E1 Cargo [Member] | Service [member]
Statement [Line Items]
Impact in impairment test	Negative changes of 5% in the estimated volume of deliveries would cause impairment losses of US$ 2.
Increase In One Pp [Member] | E2 Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Impact in impairment test	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 329 to US$ 234
Increase In One Pp [Member] | E1 Cargo [Member] | Service [member]
Statement [Line Items]
Impact in impairment test	Increase of 100bps in the discount rate would cause a reduction in the CGU headroom from US$ 7 to US$ 4
Reduction In Foreign Exchange Rate [Member] | E2 Platform [Member] | Commercial Aviation [member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 108
Reduction In Foreign Exchange Rate [Member] | E1 Cargo [Member] | Service [member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in the foreign exchange rate (US$/R$) would cause reduce reduction in the CGU headroom from US$ 7 to US$ 2.